Financial instruments - fair values and risk management - Summary of Tabular Form of Financial Assets and Financial Liabilities at Carrying Value and Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	€ 581,780		€ 485,302
Regulatory deposits	13,015		11,951
Loans receivable	853		95,809
Derivative financial instruments	272		0
Investments in non-listed equity instruments			174
Prepayment for sportsbook software	112,594		0
Trade and other receivables	60,281		97,158
Restricted cash	8,703		38,287
Cash and cash equivalents	372,882	[1]	241,923	[1]	€ 254,778		€ 293,798
Fixed term deposits	13,180		0
Total financial assets	581,780		485,302
Financial liabilities, at fair value	415,410		307,069
Lease liabilities	70,360		29,145
Derivative financial instruments	2,195		44,656
Deferred and contingent consideration	368		2,714
Interest-bearing loans and borrowings	36		87
Trade and other payables	218,812		162,875
Customer liabilities (at fair value through profit/loss)	51,108		67,592
Dividends payable	72,531		0
Total financial liabilities	415,410		307,069
Net, Carrying Amount	166,370		178,233
Net, Fair Value	166,370		178,233
Lease liabilities
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	70,360		29,145
Derivative financial instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	2,195		44,656
Deferred and contingent consideration
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	368		2,714
Interest-bearing loans and borrowings
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	36		87
Trade and other payables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	218,812		162,875
Customer liabilities (at fair value through profit/loss)
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	51,108		67,592
Dividends payable
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	72,531		0
Regulatory deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	13,015		11,951
Loans receivable
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	853		95,809
Derivative financial instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	272		0
Investments in non-listed equity instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value			174
Prepayment for sportsbook software
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	112,594
Trade and other receivables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	60,281		97,158
Restricted cash
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	8,703		38,287
Cash and cash equivalents
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	372,882		241,923
Fixed term deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	€ 13,180		€ 0

[1]	Cash and cash equivalents at the year end includes unrestricted cash held for corporate purposes of €355.8 million and monies held for regulatory purposes of €17.1 million.